SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated May 2, 2011
Effective January 1, 2012, Large Cap Growth Portfolio (the “Portfolio”). In the Portfolio Summary, in the Investment Adviser section, with regard to Goldman Sachs Asset Management, L.P. (“GSAM”) all reference to David G. Shell, CFA is deleted in its entirety and supplemented with the following:

	Portfolio Manager of
Name	the Portfolio Since	Title
Joseph B. Hudepohl, CFA	2012	Managing Director and Portfolio Manager - Strategic Growth
Timothy M. Leahy, CFA	2012	Managing Director and Portfolio Manager- Strategic Growth
In the Management section under Information about the Subadvisers, the portfolio manager information for the Portfolio is deleted in its entirety and replaced with the following:
The Large Cap Growth Portfolio is managed by Steven M. Barry, Joseph B. Hudepohl, CFA and Timothy M. Leahy, CFA. Mr. Barry, Managing Director, Chief Investment Officer — Fundamental Equity, and Co-Chief Investment Officer — Growth Equity, joined GSAM as a portfolio manager in 1999. Mr. Hudepohl, Managing Director and Portfolio Manager — Strategic Growth, joined GSAM as a portfolio manager in 1999. Mr. Leahy, Managing Director and Portfolio Manager — Strategic Growth, joined GSAM as a portfolio manager in 2005.
Date:       January 3, 2012
Versions:       Combined Master

SEASONS SERIES TRUST
Supplement to the Statement of Additional Information
dated June 28, 2011 (as supplemented November 8, 2011)
Effective January, 1, 2012, under the section “TRUSTEES AND OFFICERS OF THE TRUST” under the heading “Disinterested Trustees” the disclosure with respect to Jane Jelenko is deleted and replaced in its entirety with the following:

Number
of
Portfolios
in Fund
Complex
	Position(s)	Term of Office		Overseen
	Held with	and Length of	Principal Occupation(s)	by	Other Directorships
Name and Age	Trust	Time Served[1]	During Past 5 Years	Trustee[2]	Held by Trustee[3]
Jane Jelenko Age: 63	Trustee	September 2006-Present	Retired Partner KPMG, LLP and Managing Director of Bearingpoint, Inc. (formerly KPMG Consulting).	57	Director, Countrywide Bank (banking) (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (2012)
Effective January 1, 2012, under the heading PORTFOLIO MANAGERS, under the section Other Accounts with regard to Goldman Sachs Asset Management, L.P. (“GSAM”) all reference to David G. Shell is deleted and the chart is supplemented with the following:

					Other Accounts
			(As of January 31, 2011)*
			Registered Investment		Pooled Investment
			Companies		Vehicles		Other Accounts
	Advisers/		No. of	Assets	No. of	Total Assets	No. of		Total Assets
Portfolio	Subadviser	Portfolio Managers	Accounts	(in $ millions)	Accounts	(in $millions)	Accounts		(in $millions)
Large Cap Growth	GSAM	Hudepohn, Joseph B.	15	$4,393	—	—	94	(5)	$3,045 ($289)
		Leahy, Timothy M.	15	$4,393	—	—	94	(5)	$3,045 ($289)

*	Information provided with respect to Mr. Hudepohl and Mr. Leahy is as of September 30, 2011.
Date: January 3, 2012

[1]	Trustees serve until their successors are duly elected and qualified.

[2]	The term “Fund Complex” means two or more register investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of SunAmerica. The “Fund Complex” includes the Trust (36 portfolios); Anchor Series Trust (8 portfolios); SunAmerica Equity Funds (3 funds); SunAmerica Focused Alpha Growth Fund, Inc. (1 fund); SunAmerica Focused Alpha Large-Cap Fund, Inc. (“FGI”) (1 fund); SunAmerica Series, Inc. (11 portfolios); SunAmerica Income Funds (4 funds); SunAmerica Money Market Funds, Inc. (2 funds); SunAmerica Senior Floating Rate Fund, Inc. (1 fund); SunAmerica Specialty Series (3 funds); VALIC Company I (33 funds); VALIC Company II (15 funds); and Seasons Series Trust (21 portfolios).

[3]	Directorships of companies required for reporting to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies regulated under the 1940 Act other than those listed under the preceding column.